Share-Based Compensation (Details) - Schedule of stock option shares activities under the Company's 2016 Equity Incentive Plan - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of stock option shares activities under the Company's 2016 Equity Incentive Plan [Abstract]
Number of options, Outstanding beginning balance (in Shares)	591,398	833,890	4,320,954
Weighted Average Exercise Price, Outstanding beginning balance (in Dollars per share)	$ 0.88	$ 1.23	$ 1.01
Weighted Average Remaining Life in Years, Outstanding beginning balance			4 months 24 days
Grant Date Fair Value, Outstanding beginning balance	$ (605,128)	$ 566,356	$ 2,980,823
Aggregate Intrinsic Value, Outstanding beginning balance
Number of options, Vested and exercisable (in Shares)		591,398	833,890
Weighted Average Exercise Price, Vested and exercisable (in Dollars per share)		$ 0.88	$ 1.23
Weighted Average Remaining Life in Years, Vested and exercisable
Grant Date Fair Value, Vested and exercisable		$ (605,128)	$ 566,356
Aggregate Intrinsic Value, Vested and exercisable
Number of options, Number of Exercise (in Shares)
Number of options, Number of Expired, forfeited or cancelled (in Shares)	(591,398)	(242,492)	(3,487,064)
Weighted Average Exercise Price,Number of Expired, forfeited or cancelled (in Dollars per share)	$ 0.88	$ 1.75	$ 0.96
Weighted Average Remaining Life in Years,Number of Expired, forfeited or cancelled
Grant Date Fair Value, Number of Expired, forfeited or cancelled	$ (605,128)	$ (253,337)	$ (2,414,467)
Aggregate Intrinsic Value, Number of Expired, forfeited or cancelled
Number of options, Outstanding ending balance (in Shares)		591,398	833,890
Weighted Average Exercise Price, Outstanding ending balance (in Dollars per share)		$ 0.88	$ 1.23
Weighted Average Remaining Life in Years, Outstanding ending balance
Grant Date Fair Value, Outstanding ending balance		$ (605,128)	$ 566,356
Aggregate Intrinsic Value, Outstanding ending balance